Cash and Cash Equivalents - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Equivalents At Carrying Value [Abstract]
Cash on hand and at banks	$ 19,552	$ 28,397
Short-term deposits	67,017	17,141
Total cash and cash equivalents	$ 86,569	$ 45,538	$ 40,529	$ 39,204